RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Mar. 31, 2016
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS

22.RESEARCH AND DEVELOPMENT COSTS

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization. Such costs are expensed as incurred. Research and development costs incurred during the years ended March 31, 2014, 2015 and 2016 amounted to ¥122,940 thousand, ¥89,451 thousand and ¥91,600 thousand respectively.